VK-VIVOPP-STATSUP-1

Statutory Prospectus Supplement dated September 19, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Series I and Series II shares of the Fund listed below:

Invesco V.I. Value Opportunities Fund

Effective January 1, 2018, the following information replaces in its entirety the information appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectuses:

“Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund
R. Canon Coleman II	Portfolio Manager (co-lead)	2015
Jonathan Edwards	Portfolio Manager (co-lead)	2015
Jonathan Mueller	Portfolio Manager	2015

Effective on or about June 1, 2018, R. Canon Coleman II will no longer serve as Portfolio Manager to the Fund and Jonathan Edwards will become lead Portfolio Manager to the Fund.”

Effective January 1, 2018, the following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectuses:

“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	R. Canon Coleman II, (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 1999.

•	Jonathan Edwards, (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2001.

•	Jonathan Mueller, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2001.

Effective on or about June 1, 2018, R. Canon Coleman II will no longer serve as Portfolio Manager to the Fund and Jonathan Edwards will become lead Portfolio Manager to the Fund.

A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

VK-VIVOPP-STATSUP-1

AVIF-SOAI-SUP-2

Statement of Additional Information Supplement dated September 19, 2017

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Series I and Series II shares of the Funds listed below:

Invesco V.I. Balanced-Risk Allocation Fund

Invesco V.I. Core Equity Fund

Invesco V.I. Core Plus Bond Fund

Invesco V.I. Global Health Care Fund

Invesco V.I. Global Real Estate Fund

Invesco V.I. Government Money Market Fund

Invesco V.I. Government Securities Fund

Invesco V.I. High Yield Fund

Invesco V.I. International Growth Fund

Invesco V.I. Managed Volatility Fund

Invesco V.I. Mid Cap Core Equity Fund

Invesco V.I. Small Cap Equity Fund

Invesco V.I. Technology Fund

Invesco V.I. Value Opportunities Fund

Effective on or about June 1, 2018, R. Canon Coleman II will no longer serve as Portfolio Manager to Invesco V.I. Value Opportunities Fund. All references to Mr. Coleman in the Statement of Additional Information will be removed as of the date set forth above.

AVIF-SOAI-SUP-2